HIMCO VIT American Funds Bond Fund

Supplement to Statutory Prospectus dated April 30, 2016

January 6, 2017

Effective January 1, 2017, the information under the heading "Portfolio Manager for the Master Fund" in the "Management" section of the summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio Managers for the Master Fund

Portfolio Manager for the Master Fund/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund
Pramod Atluri	Vice President – Capital Fixed Income Investors	1 year
David A. Hoag	Partner – Capital Fixed Income Investors	9 years

The table under the heading "Portfolio Managers" in the "Management of the Fund" section of the prospectus is amended in its entirety to read as follows:

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager's Role in Management of the Master Fund
Pramod Atluri	1 year	Partner – Capital Fixed Income Investors. Investment professional for 18 years in total; 1 year with CRMC or an affiliate	Serves as a fixed income portfolio manager.
David A. Hoag	9 years	Partner – Capital Fixed Income Investors. Investment professional for 29 years in total; 25 years with CRMC or an affiliate.	Serves as a fixed income portfolio manager.

Keep this supplement with your prospectus

HIMCO VIT American Funds Global Growth Fund

Supplement to Statutory Prospectus dated April 30, 2016

January 6, 2017

Effective January 1, 2017, the information under the heading "Portfolio Manager for the Master Fund" in the "Management" section of the summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio Managers for the Master Fund

Portfolio Manager for the Master Fund/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund
Patrice Collette	Partner – Capital World Investors	1 year
Isabelle de Wismes	Partner – Capital World Investors	4 years
Paul Flynn	Partner – Capital World Investors	Less than 1 year
Jonathan Knowles	Partner – Capital World Investors	4 years

The table under the heading "Portfolio Managers" in the "Management of the Fund" section of the prospectus is amended in its entirety to read as follows:

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager's Role in Management of the Master Fund
Patrice Collette	1 year (plus 14 years of prior experience as an investment analyst for the fund)	Partner – Capital World Investors. Investment professional for 22 years in total; 17 years with CRMC or an affiliate	Serves as an equity portfolio manager.
Isabelle de Wismes	4 years (plus 14 years of prior experience as an investment analyst for the fund)	Partner – Capital World Investors. Investment professional for 33 years; 23 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Paul Flynn	Less than 1 year	Partner – Capital World Investors. Investment professional for 21 years in total; 19 years with CRMC or an affiliate.	Serves as an equity/fixed-income portfolio manager.
Jonathan Knowles	4 years (plus 10 years of prior experience as an investment analyst for the fund)	Partner – Capital World Investors. Investment professional for 25 years in total; all with CRMC or an affiliate.	Serves as an equity portfolio manager.

Keep this supplement with your prospectus

HIMCO VIT American Funds New World Fund

Supplement to Statutory Prospectus dated April 30, 2016

January 6, 2017

Effective January 1, 2017, the information under the heading "Portfolio Manager for the Master Fund" in the "Management" section of the summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio Managers for the Master Fund

Portfolio Manager for the Master Fund/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund
Carl M. Kawaja Vice President	Partner – Capital World Investors	18 years
Bradford F. Freer	Partner – Capital World Investors	Less than 1 year
Nicholas J. Grace	Partner – Capital World Investors	4 years
Robert H. Neithart	Partner – Capital Fixed Income Investors	5 years

The table under the heading "Portfolio Managers" in the "Management of the Fund" section of the prospectus is amended in its entirety to read as follows:

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager's Role in Management of the Master Fund
Carl M. Kawaja Vice President	18 years	Partner – Capital World Investors. Investment professional for 29 years in total; 25 years with CRMC or an affiliate	Serves as an equity portfolio manager.
Bradford F. Freer	Less than 1 year (plus 14 years of prior experience as an investment analyst for the master fund)	Partner – Capital World Investors. Investment professional for 24 years; 23 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Nicholas J. Grace	4 years (plus 8 years of prior experience as an investment analyst for the master fund)	Partner – Capital World Investors. Investment professional for 27 years in total; 23 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Robert H. Neithart	5 years (plus 2 years of prior experience as an investment analyst for the master fund)	Partner – Capital Fixed Income Investors. Investment professional for 29 years in total; all with CRMC or an affiliate.	Serves as an fixed-income portfolio manager.

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HIMCO VIT American Funds

Supplement to Combined Statement of Additional Information dated
April 30, 2016

January 6, 2017

Effective January 1, 2017, the information in the table under the heading “Other Accounts Managed by Master Fund Portfolio Managers” in the “Portfolio Managers” section of the statement of additional information is amended with respect to the funds listed below as follows.  The footnotes to this table in the statement of additional information remain unchanged.

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[3]
Master Global Growth Fund
Patrice Collette	1	$10.0	1	$0.22	None
Isabelle de Wismes	1	$60.0	1	$0.22	None
Paul Flynn*	2	$100.5	2	$0.27	None
Jonathan Knowles	4	$232.4	None		None
Master New World Fund
Carl M. Kawaja	3	$276.6	1	$2.86	None
Bradford F. Freer*	4	$55.0	None		None
Nicholas J. Grace	3	$147.0	None		None
Robert H. Neithart	8	$74.8	5	$2.06	12[4]	$4.74
Master Bond Fund
Pramod Atluri*	1	$31.8	None		None
David A. Hoag	5	$124.3	None		None

* Information as of November 30, 2016.

Keep this supplement with your statement of additional information